UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  12/31/00

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check one.): [X] is a restatement.

               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cadinha & Co., LLC
Address:	900 Fort Street Mall, Suite 1240
		Honolulu, Hawaii  96813

13F File Number:	028-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia Y. Phares
Title:		Vice President
Phone:		(808) 523-9488
Signature, Place, and Date of Signing:  1/18/00
	Patricia Y. Phares,	Honolulu, HI	96813

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:  2,661,993

Form 13F Information Table Value Total:  $120,076 (x $1,000)

(SEC USE ONLY)
Page 1 of 1			Name of Rept Mgr:Patricia Phares
Name	Title	CUSIP	Fair Mkt Val	Shares	(a) Sole	(b)
(c)	Instr V	(a)	(b)	(C)
Auto. Data	COM	053015103	10190000	160944	X
N/A	X
Exxon	COM	30231G102	18318000	210707	X
N/A	X
Gen. Elec.	COM	369604103	12628000	263436	X
N/A	X
Intel Corp.	COM	458140100	6224000	207034	X
N/A	X
Raytheon CL B	COM	755111408	6795000	218743	X
N/A	X
Schlumberger	COM	806857108	12126000	151696	X
N/A	X
S&P 500 Dep.	COM	78462F103	20396000	155470	X
N/A	X
Unumprovident	COM	91529Y106	7193000	267660	X
N/A	X
Walgreen Co.	COM	931422109	11606000	277563	X
N/A	X
WEBS-German	COM	464286806	14600000	748740	X
N/A	X
COLUMN TOTALS			120076000	2661993